CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 4. CASH AND CASH EQUIVALENTS

For purposes of the consolidated statement of cash flow and the consolidated statement of financial position, the following assets are considered as cash and cash equivalents:

	December 31, 2023	December 31, 2022
In millions of COP
Cash and balances at central bank
Cash	8,830,305	8,854,169
Due from central banks(1)	11,248,230	9,602,209
Due from other private financial entities	7,607,921	5,881,022
Checks on hold	214,004	289,924
Remittances of domestic negotiated checks in transit	74,524	93,844
Total cash and due from banks	27,974,984	24,721,168
Money market transactions
Interbank borrowings	3,983,699	4,050,407
Reverse repurchase agreements and other similar secured loans	7,840,926	2,873,716
Total money market transactions	11,824,625	6,924,123
Total cash and cash equivalents	39,799,609	31,645,291
(1)	According to External Resolution No. 20 of 2020 of Banco de la República, which amends External Resolution No. 5 of 2008 issued by the Colombian Central Bank, the Parent Company must maintain, the equivalent of 8% of the deposits mentioned in Article 1, paragraph (a), and the equivalent of 3.5% of its customer’s deposits with a maturity of less than 18 months (paragraph b), as ordinary reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, circular SBP-DR-0045-2023 dated July 25, 2023, communicates the decision of the Superintendency of Banks of Panama to maintain the percentage established in the General Resolution of the Board of Directors SBP-GJD-0003-2014 dated January 28, 2014, which sets at 30.00% the minimum legal liquidity rate that Panamanian banks must maintain. Finally, in accordance with temporary rule NPBT-11, which is effective from September 27, 2023, to March 26, 2024, Banco Agrícola must maintain an equivalent average daily amount of its deposits and debt instruments in issue as a liquidity reserve between 1.00% and 16.00% represented in unrestricted deposits or debt instruments in issue by El Salvador Central Bank. Once the complete term established, the bank continues with the Technical Norm (NRP-28), issued by the Central Bank, where the Bank must maintain an equivalent amount between 1.00% and 18.00%, which has been in effect since 23 June 2021.

As of December 31, 2023 and 2022, there is restricted cash amounting to COP 1,082,611 and COP 752,099, respectively, included in other assets on the Consolidated Statement of Financial Position, which represents margin deposits pledged as collateral for derivative contracts traded through Colombian clearing houses. See Note 14. Other assets, net.